Taxes (Details 1) - USD ($)	Mar. 31, 2020	Mar. 31, 2019
Income Tax Disclosure [Abstract]
Allowance for doubtful accounts	$ 113,062	$ 129,742
Deferred revenue	219,177	83,876
Net operating loss carry-forwards	465,059	402,876
Total deferred tax asset	797,298	616,494
Valuation allowance	(525,183)	(213,028)
Deferred tax assets, net	$ 272,115	$ 403,466